General (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2023 $ / shares shares
General [Line Items]
Ordinary shares				48,268,611	48,268,611
Ordinary shares par value | $ / shares					$ 10
Ordinary shares amount (in Dollars) | $	$ 525,000
Warrants shares				10,735,680	10,735,680
Total gross proceeds (in Dollars) | $			$ 98,587
Transaction costs (in Dollars) | $	16,707
Public Warrants [Member]
General [Line Items]
Warrants shares				7,623,600	7,623,600
Private Warrants [Member]
General [Line Items]
Warrants shares				3,112,080	3,112,080
PIPE [Member]
General [Line Items]
Ordinary shares par value | $ / shares					$ 10
Total gross proceeds (in Dollars) | $	$ 118,288
Sale of ordinary shares	10,000,000
Minimum [Member]
General [Line Items]
Ordinary shares par value | ₪ / shares				₪ 0.01
Maximum [Member]
General [Line Items]
Ordinary shares par value | ₪ / shares				₪ 0.000216
Common Stock [Member]
General [Line Items]
Total gross proceeds (in Dollars) | $	$ 100,000
Arbe Robotics Ltd. [Member]
General [Line Items]
Ordinary shares				3,866,842	3,866,842